Toyota Motor Corporation ADRhedged™
Schedule of Investments
March 31, 2026 (Unaudited)
1
ADR
:
American Depositary Receipt
Shares Value
Common Stocks
— 96.5%
Consumer Discretionary — 96.5%
Toyota Motor Corp., ADR
(Cost $1,208,139) ........................................................................................................ 5,235 $ 1,078,882
Short-Term Investment
— 3.8%
Money Market Funds — 3.8%
Dreyfus Treasury Securities Cash Management Institutional Shares, 3.53%
(a)
(Cost $42,660) ........................................................................................................... 42,660 42,660
Total Investments — 100.3%
(Cost $1,250,799) 1,121,542
Liabilities in excess of Other Assets,
Net — (0.3)% (2,922)
Net Assets — 100% $ 1,118,620
_______________
(a) Reflects the 7-day yield at March 31, 2026.
At March 31, 2026, the Fund had the following currency swaps outstanding:
Counterparty
Settlement
Date
*
Currency to Deliver Currency to Receive
Unrealized
Appreciation
Unrealized
Depreciation
CIBC 04/01/26 JPY 172,639,603 USD 1,082,231 $ — $ (2,938)
CIBC 04/01/26 USD 1,085,186 JPY 172,639,603 — (17)
CIBC 04/02/26 JPY 169,001,816 USD 1,062,391 88 —
Total Unrealized Appreciation/(Depreciation) $ 88
$ (2,955)
* The currency hedge contracts have an automatic extension on the maturity date; however, the currency hedge contracts are marked to market and settled daily and the date reflected herein is the next settlement date.
Currency Abbreviations
USD U.S. Dollar
JPY Japanese Yen